LEASES - Rental Income To Be Collected (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022/2021	$ 28,968	$ 63,613
2022		28,968
Total minimum lease payments	$ 28,968	$ 92,581